Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

11.Stockholders’ Equity (Deficit)

The Second Amended and Restated Certificate of Incorporation dated May 9, 2024, pursuant to the Restated Certificate filed with the Secretary of the State of Delaware (the “Restated Certificate of Incorporation”), authorized the Company to issue 501,000,000 shares of all classes of capital stock consisting of (i) 500,000,000 shares of Class A common stock (further details are provided below), par value of $0.0001 per share and (ii) 1,000,000 shares of preferred stock, par value of $0.0001 per share (further details are provided below). Subject to the special rights of the holders of any outstanding series of preferred stock, the number shares of preferred stock may be increased or decreased (but not below the number of shares then outstanding) by affirmative vote of the holders of a majority of the stock of the Company entitled to vote.

Class A Common Stock

Pursuant to the terms of the Restated Certificate of Incorporation, immediately upon the effectiveness of the filing of the Restated Certificate of Incorporation, (i) each share of Class A common stock subject to redemption held by AltC stockholders (the “AltC public stockholders”) was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, (ii) each share of AltC Class A common stock (i.e., the AltC private placement shares) held by the Sponsor was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, and (iii) each share of AltC Class B common stock (i.e., the Founder Shares) held by the Sponsor was converted on a one-for-one basis into a share of Company’s Class A common stock (the “Sponsor stockholders”).

The holders of Class A common stock have one vote for each share of common stock held of record by such holder as of the applicable record date. Subject to the special rights of holders of any outstanding preferred stock to elect directors, there were seven (7) directors at the time of filing the Restated Certificate of Incorporation. Thereafter, the number of directors will be exclusively fixed from time to time by resolution of a majority of the Company’s board of directors (the “Board”). Subject to the special rights of holders of any outstanding series of preferred stock to elect directors, the Board is divided into three classes with the term of each director expiring on the date of the third annual meeting of stockholders following the annual meeting of stockholders at which such director was elected, as follows: Class I, with a term expiring at the first annual meeting, Class II, with a term expiring at the second annual meeting, and Class III, with a term expiring at the third annual meeting.

Reserve of Class A Common Stock – Effective May 9, 2024, the Company reserved the following shares of its Class A common stock: (i) 10,432,749 shares of Class A common stock issuable upon the exercise of outstanding options under the Oklo Inc. 2016 Stock Incentive Plan (the “Legacy Oklo 2016 Plan”); (ii) 15,872,516 shares of Class A common stock issuable for potential future awards, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and (iii) 2,441,926 shares of Class A common stock authorized for future issuance, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Employee Stock Purchase Plan (the “2024 ESPP”). Further details of the Legacy Oklo 2016 Plan, the 2024 Plan and 2024 ESPP are described in Note 12.

Issuances of Class A Common Stock – During the three and six months ended June 30, 2024, the Company issued no and 1,345,625, respectively, shares of its Class A common stock upon the exercise of stock options with an exercise price of $0 and $439,922, respectively. During the three and six months ended June 30, 2023, the Company did not issue shares of its Class A common stock.

Preferred Stock

There are no shares of preferred stock issued and outstanding. The voting, dividend and liquidation rights of the holders of the Class A common stock are subject to and qualified by the rights of the holders of the preferred stock of any series as may be designated by the Board upon any issuance of the preferred stock of any series.

8.	Common Stock

During the years ended December 31, 2023 and 2022, the Company issued 397,376 and 878,572 shares of its Class A common stock upon the exercise of stock options with an exercise price of $114,263 and $355,189, respectively, as reflected on the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit.

Refer to Note 14, under the heading Common Stock and Options and Business Combination for further details regarding the issuance of common stock and the Business Combination, respectively.